Exhibit 1
Hilton USA Trust 2016-HHV
Commercial Mortgage Pass-Through Certificates, Series 2016-HHV

Report To:
J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
German American Capital Corporation
Deutsche Bank Securities Inc.
Goldman Sachs Mortgage Company
Goldman, Sachs & Co.
Barclays Bank PLC
Barclays Capital Inc.
Morgan Stanley Mortgage Capital Holdings LLC
Morgan Stanley & Co. LLC

1 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

German American Capital Corporation
Deutsche Bank Securities Inc.
60 Wall Street, 10th Floor
New York, New York 10005

Goldman Sachs Mortgage Company
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Hilton USA Trust 2016-HHV Commercial Mortgage Pass-Through Certificates, Series 2016-HHV (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Hilton USA Trust 2016‑HHV securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 November 2016

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The Certificates will represent interests in Hilton USA Trust 2016‑HHV (the “Issuing Entity”) that will be established by the Depositor,
b.
The assets of the Issuing Entity will consist primarily of ten promissory notes (collectively, the “Trust Notes”) issued by Hilton Hawaiian Village LLC (the “Borrower”), a Hawaii limited liability company, collectively evidencing a fixed rate, interest‑only loan (the “Trust Loan”),

c.
The Trust Loan is part of a split loan structure consisting of the Trust Loan and eleven fixed rate, interest‑only loans (collectively, the “Companion Loans,” and together with the Trust Loan, the “Mortgage Loan”), each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,

d.	Certain Trust Notes are subordinate to certain Companion Notes in right of payment and
e.
The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the Borrower’s fee simple and leasehold interests in a hotel and resort property located in Honolulu, Hawaii (the “Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of 1 November 2016 (the “Cut-off Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Cut-off Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 4

3. (continued)

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Term” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Mortgage Loan Term
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Mortgage Loan, the loan agreement Source Document indicates that the Mortgage Loan is interest-only for the entire term. Based on this information, the Depositor instructed us to:
a.	Use “NAP” for the:
i.	Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term
characteristics on the Final Data File,
b.	Use the “Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”) and
c.	Use the “Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut‑off Date Mortgage Loan Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis
of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 8., we recalculated the:
i.	Monthly Mortgage Debt Service and
ii.	Annual Mortgage Debt Service
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the product of:
a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:
a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

9.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Maturity Mortgage Loan Balance,
c.	Annual Mortgage Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	Appraised Value and
g.	Rooms
of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DY,
iv.	Mortgage Loan TTM NCF DY,
v.	Current Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV and
vii.	Cut-off Date Mortgage Loan Balance per Room
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 4

9. (continued)

For the purpose of this procedure, the Depositor instructed us to:
a.	Round the “Mortgage Loan TTM NOI DSCR” and “Mortgage Loan TTM NCF DSCR” to two decimal places and
b.	Round the “Mortgage Loan TTM NOI DY,” “Mortgage Loan TTM NCF DY,” “Current Mortgage Loan LTV” and “Maturity Mortgage Loan LTV” to the nearest 1/10th of one percent.

10.	Using the:
a.	Primary Servicing Fee Rate and
b.	Master Servicing Fee Rate
of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Trust Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee
of the Trust Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Trust Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Admin. Fee
of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Loan Agreement	24 October 2016

Mortgage Loan Promissory Notes	24 October 2016

Cash Management Agreements	24 October 2016

Settlement Statement	24 October 2016

Guaranty Agreement	24 October 2016

Property Source Documents

Document Title	Document Date

Appraisal Report	14 October 2016

Engineering Report	17 October 2016

Environmental Phase I Report	17 October 2016

Underwriter’s Summary Report	29 September 2016

Management Agreement	Various

Title Policy	Not Applicable

Ground Lease Agreement	10 August 1959

Ground Lease Amendments	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Flag	Management Agreement
Franchise Agreement Expiration Date	Management Agreement
Rooms	Underwriter’s Summary Report
Ownership Interest	Title Policy
Ground Lease? (Y/N)	Title Policy, Ground Lease Agreement and Ground Lease Amendments
Ground Lease Expiration Date	Ground Lease Agreement and Ground Lease Amendments
Ground Lease Extension Terms	Ground Lease Agreement and Ground Lease Amendments
Annual Ground Lease Payment	Ground Lease Agreement and Ground Lease Amendments
Ground Lease Escalation Terms	Ground Lease Agreement and Ground Lease Amendments

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2007 Available Room Nights	Underwriter’s Summary Report
2008 Available Room Nights	Underwriter’s Summary Report
2009 Available Room Nights	Underwriter’s Summary Report
2010 Available Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2011 Available Room Nights	Underwriter’s Summary Report
2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2016 Reforecast Available Room Nights	Underwriter’s Summary Report
2007 Occupied Room Nights	Underwriter’s Summary Report
2008 Occupied Room Nights	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2016 Reforecast Occupied Room Nights	Underwriter’s Summary Report
2007 Occupancy	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2016 Reforecast Occupancy	Underwriter’s Summary Report
2007 Average Daily Room Rate	Underwriter’s Summary Report
2008 Average Daily Room Rate	Underwriter’s Summary Report
2009 Average Daily Room Rate	Underwriter’s Summary Report
2010 Average Daily Room Rate	Underwriter’s Summary Report
2011 Average Daily Room Rate	Underwriter’s Summary Report
2012 Average Daily Room Rate	Underwriter’s Summary Report
2013 Average Daily Room Rate	Underwriter’s Summary Report
2014 Average Daily Room Rate	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2016 Reforecast Average Daily Room Rate	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2007 RevPAR	Underwriter’s Summary Report
2008 RevPAR	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
2016 Reforecast RevPAR	Underwriter’s Summary Report
2007 Room Revenue	Underwriter’s Summary Report
2008 Room Revenue	Underwriter’s Summary Report
2009 Room Revenue	Underwriter’s Summary Report
2010 Room Revenue	Underwriter’s Summary Report
2011 Room Revenue	Underwriter’s Summary Report
2012 Room Revenue	Underwriter’s Summary Report
2013 Room Revenue	Underwriter’s Summary Report
2014 Room Revenue	Underwriter’s Summary Report
2015 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report
2016 Reforecast Room Revenue	Underwriter’s Summary Report
2007 Gross Operating Profit	Underwriter’s Summary Report
2008 Gross Operating Profit	Underwriter’s Summary Report
2009 Gross Operating Profit	Underwriter’s Summary Report
2010 Gross Operating Profit	Underwriter’s Summary Report
2011 Gross Operating Profit	Underwriter’s Summary Report
2012 Gross Operating Profit	Underwriter’s Summary Report
2013 Gross Operating Profit	Underwriter’s Summary Report
2014 Gross Operating Profit	Underwriter’s Summary Report
2015 Gross Operating Profit	Underwriter’s Summary Report
TTM Gross Operating Profit	Underwriter’s Summary Report
2016 Reforecast Gross Operating Profit	Underwriter’s Summary Report
2007 Total Fixed Expenses	Underwriter’s Summary Report
2008 Total Fixed Expenses	Underwriter’s Summary Report
2009 Total Fixed Expenses	Underwriter’s Summary Report
2010 Total Fixed Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2011 Total Fixed Expenses	Underwriter’s Summary Report
2012 Total Fixed Expenses	Underwriter’s Summary Report
2013 Total Fixed Expenses	Underwriter’s Summary Report
2014 Total Fixed Expenses	Underwriter’s Summary Report
2015 Total Fixed Expenses	Underwriter’s Summary Report
TTM Total Fixed Expenses	Underwriter’s Summary Report
2016 Reforecast Total Fixed Expenses	Underwriter’s Summary Report
2007 NOI	Underwriter’s Summary Report
2008 NOI	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2016 Reforecast NOI	Underwriter’s Summary Report
2007 CapEx	Underwriter’s Summary Report
2008 CapEx	Underwriter’s Summary Report
2009 CapEx	Underwriter’s Summary Report
2010 CapEx	Underwriter’s Summary Report
2011 CapEx	Underwriter’s Summary Report
2012 CapEx	Underwriter’s Summary Report
2013 CapEx	Underwriter’s Summary Report
2014 CapEx	Underwriter’s Summary Report
2015 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2016 Reforecast CapEx	Underwriter’s Summary Report
2007 NCF	Underwriter’s Summary Report
2008 NCF	Underwriter’s Summary Report
2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
2016 Reforecast NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Gross Operating Profit	Underwriter’s Summary Report
Underwritten Total Fixed Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Monthly Tax Escrow Cap	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Monthly Insurance Escrow Cap	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Replacement Reserves	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan and Companion Loans Information: (see Note 3)

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Note Date	Loan Agreement
Payment Day of Month (and Business Day Convention)	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Rate Type	Loan Agreement
Amortization Type	Loan Agreement
Mortgage Loan Balance	Loan Agreement
Mortgage Loan Interest Rate	Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Prepayment String (see Note 4)	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreements
LockBox In-Place (Y/N)	Loan Agreement and Cash Management Agreements
LockBox Type (see Note 5)	Loan Agreement and Cash Management Agreements
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreements
Additional Debt Permitted	Loan Agreement
Sponsor	Guaranty Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State
characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

3.
For each “Mortgage Loan, Trust Loan and Companion Loans Information” characteristic (except for the “Mortgage Loan Balance” characteristic, which is only related to the Mortgage Loan), the Depositor instructed us to:

a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information on the applicable Source Document(s) for the Mortgage Loan and
b.	Use the information for each characteristic described in a. above for the Mortgage Loan, Trust Loan and Companion Loans, as applicable.

4.
For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

5.
For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the loan agreement and cash management agreement Source Documents require the Borrower to deliver notices to each of the credit card companies or credit card clearing banks with which the Borrower or the property manager have entered into merchant’s agreements to deliver all receipts payable with respect to the Property directly to the applicable lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Pari Passu Note Control (Y/N)
Trust Mortgage Loan Balance
Companion Loan Balance
Loan Purpose
Primary Servicing Fee Rate
Master Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.